Long-Term Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of debt obligations
Listed below are our debt obligations as of the periods presented:

	Interest Rate	March 31, 2015	December 31, 2014
		(in millions)
$2.75 billion RBL credit facility - due May 24, 2019	Variable	$980	$852
$750 million senior secured term loan - due May 24, 2018(1)(3)	Variable	496	496
$400 million senior secured term loan - due April 30, 2019(2)(3)	Variable	150	150
$750 million senior secured notes - due May 1, 2019(3)	6.875%	750	750
$2.0 billion senior unsecured notes - due May 1, 2020	9.375%	2,000	2,000
$350 million senior unsecured notes - due September 1, 2022	7.75%	350	350
Total		$4,726	$4,598

(1)The term loan was issued at 99% of par and carries interest at a specified margin over the LIBOR of 2.75%, with a minimum LIBOR floor of 0.75%.  As of
March 31, 2015 and December 31, 2014, the effective interest rate of the term loan was 3.50%.
(2)The term loan carries interest at a specified margin over the LIBOR of 3.50%, with a minimum LIBOR floor of 1.00%.  As of March 31, 2015 and December 31, 2014, the effective rate for the term loan was 4.50%.
(3)The term loans and secured notes are secured by a second priority lien on all of the collateral securing the RBL credit facility, and effectively rank junior to any existing and future first lien secured indebtedness of the Company.

	Interest Rate	December 31, 2014	December 31, 2013
		(in millions)
$ 2.75 billion RBL credit facility - due May 24, 2017	Variable	$852	$295
$ 750 million senior secured term loan - due May 24, 2018(1)(3)	Variable	496	495
$ 400 million senior secured term loan - due April 30, 2019(2)(3)	Variable	150	149
$ 750 million senior secured notes - due May 1, 2019(3)	6.875%	750	750
$ 2.0 billion senior unsecured notes - due May 1, 2020	9.375%	2,000	2,000
$ 350 million senior unsecured notes - due September 1, 2022	7.75%	350	350
Total		$4,598	$4,039

(1)

The term loan was issued at 99% of par and carries interest at a specified margin over the LIBOR of 2.75%, with a minimum LIBOR floor of 0.75%. As of December 31, 2014 and 2013, the effective interest rate of the term loan was 3.50%.

(2)

The term loan carries interest at a specified margin over the LIBOR of 3.50%, with a minimum LIBOR floor of 1.00%.  As of December 31, 2014 and 2013, the effective interest rate for the term loan was 4.50%.

(3)

The term loans and secured notes are secured by a second priority lien on all of the collateral securing the RBL credit facility, and effectively rank junior to any existing and future first lien secured indebtedness of the Company.

Schedule of description of credit facility

Listed below is a further description of our credit facility as of December 31, 2014:

Credit Facility	Maturity Date	Interest Rate	Commitment fees
$2.75 billion RBL	May 24, 2017	LIBOR + 1.75%(1) 1.75% for LCs	0.375% commitment fee on unused capacity

(1)

Based on our December 31, 2014 borrowing level. Amounts outstanding under the $2.75 billion RBL facility bear interest at specified margins over the LIBOR of between 1.50% and 2.50% for Eurodollar loans or at specified margins over the Alternative Base Rate (ABR) of between 0.50% and 1.50% for ABR loans. Such margins will fluctuate based on the utilization of the facility.